Summary of Significant Accounting Policies - Summary of Company's Assets Measured at Fair Value on Reccurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values		$ 282,329
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 189,264,103	65,292,329
Fair Value, Recurring [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values		10,282,329
Debt securities measured at fair value under fair value option	19,210,788
Fair Value, Recurring [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities measured at fair value under fair value option	8,948,600
Fair Value, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	161,104,715	55,010,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	161,104,715	55,010,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	161,104,715	55,010,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	28,159,388	10,282,329
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Short-Term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities with readily determinable fair values		$ 10,282,329
Debt securities measured at fair value under fair value option	19,210,788
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities measured at fair value under fair value option	$ 8,948,600